Quarterly Holdings Report
for
Fidelity® Mid Cap Enhanced Index Fund
November 30, 2021
MCE-NPRT1-0122
1.870939.113
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.3%
Lumen Technologies, Inc. (a)	433,918	5,354,548
Entertainment - 0.8%
Roku, Inc. Class A (b)	19,092	4,345,530
Spotify Technology SA (b)	54,839	13,079,102
		17,424,632
Interactive Media & Services - 0.4%
Pinterest, Inc. Class A (b)	190,568	7,634,154
Media - 0.8%
Liberty Media Corp.:
Liberty SiriusXM Series A (b)	77,388	3,776,534
Liberty SiriusXM Series C (b)	92,381	4,520,202
News Corp.:
Class A	259,847	5,617,892
Class B	57,484	1,238,780
ViacomCBS, Inc. Class B	75,395	2,333,475
		17,486,883
TOTAL COMMUNICATION SERVICES		47,900,217
CONSUMER DISCRETIONARY - 14.2%
Automobiles - 0.6%
Ford Motor Co.	488,111	9,366,850
Thor Industries, Inc. (a)	24,804	2,622,031
		11,988,881
Distributors - 1.3%
Genuine Parts Co.	106,319	13,581,189
LKQ Corp.	234,255	13,094,855
		26,676,044
Diversified Consumer Services - 0.5%
Service Corp. International	155,749	10,304,354
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (b)	9,910	16,286,193
Darden Restaurants, Inc.	49,986	6,895,569
Expedia, Inc. (b)	60,675	9,774,136
International Game Technology PLC (a)	359,488	9,713,366
Marriott Vacations Worldwide Corp.	55,023	8,399,261
Norwegian Cruise Line Holdings Ltd. (a)(b)	15,043	293,489
Scientific Games Corp. Class A (b)	28,805	1,841,216
Wendy's Co.	481,890	9,917,296
Yum China Holdings, Inc. (a)	52,920	2,651,292
Yum! Brands, Inc.	75,514	9,276,140
		75,047,958
Household Durables - 2.0%
D.R. Horton, Inc.	95,299	9,310,712
Lennar Corp. Class A	112,891	11,859,200
NVR, Inc. (b)	1,161	6,066,620
Whirlpool Corp. (a)	60,264	13,121,883
		40,358,415
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	38,839	2,620,079
Etsy, Inc. (b)	39,983	10,978,532
		13,598,611
Leisure Products - 0.7%
Brunswick Corp.	83,540	7,845,241
Polaris, Inc.	57,252	6,400,201
		14,245,442
Multiline Retail - 0.6%
Dollar Tree, Inc. (b)	98,422	13,171,816
Specialty Retail - 3.3%
AutoNation, Inc. (a)(b)	33,758	4,180,928
AutoZone, Inc. (b)	2,289	4,159,273
Bath & Body Works, Inc.	143,870	10,808,953
Best Buy Co., Inc.	44,772	4,784,336
Dick's Sporting Goods, Inc. (a)	52,837	6,211,518
Foot Locker, Inc.	55,881	2,550,409
GameStop Corp. Class A (a)(b)	6,089	1,194,723
Lithia Motors, Inc. Class A (sub. vtg.)	2,091	609,171
O'Reilly Automotive, Inc. (b)	25,620	16,349,659
Tractor Supply Co.	5,378	1,211,825
Ulta Beauty, Inc. (b)	30,481	11,703,180
Williams-Sonoma, Inc.	22,760	4,434,558
		68,198,533
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (b)	14,643	6,653,926
Ralph Lauren Corp.	41,281	4,790,247
Tapestry, Inc.	109,281	4,384,354
		15,828,527
TOTAL CONSUMER DISCRETIONARY		289,418,581
CONSUMER STAPLES - 2.1%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	104,574	4,647,269
Food & Staples Retailing - 0.3%
Kroger Co.	158,361	6,576,732
Food Products - 1.6%
Archer Daniels Midland Co.	264,031	16,425,369
General Mills, Inc.	36,561	2,258,373
Ingredion, Inc.	20,943	1,950,422
The J.M. Smucker Co.	11,739	1,484,631
Tyson Foods, Inc. Class A	123,387	9,742,638
		31,861,433
TOTAL CONSUMER STAPLES		43,085,434
ENERGY - 4.8%
Energy Equipment & Services - 0.3%
Halliburton Co.	310,539	6,704,537
Oil, Gas & Consumable Fuels - 4.5%
APA Corp.	70,099	1,806,451
Coterra Energy, Inc.	152,315	3,058,485
Devon Energy Corp.	97,105	4,084,236
Diamondback Energy, Inc.	49,059	5,236,067
EQT Corp. (b)	88,658	1,722,625
Hess Corp.	23,275	1,734,453
HollyFrontier Corp.	113,257	3,660,466
Kinder Morgan, Inc.	318,004	4,916,342
Marathon Oil Corp.	647,690	10,032,718
Marathon Petroleum Corp.	184,968	11,255,303
Occidental Petroleum Corp.	310,369	9,202,441
Phillips 66 Co.	26,996	1,867,313
Pioneer Natural Resources Co.	94,334	16,821,639
Targa Resources Corp.	116,641	6,022,175
The Williams Companies, Inc.	280,393	7,511,728
Valero Energy Corp.	24,036	1,608,970
		90,541,412
TOTAL ENERGY		97,245,949
FINANCIALS - 11.8%
Banks - 2.5%
Citizens Financial Group, Inc.	188,061	8,889,643
East West Bancorp, Inc.	29,660	2,283,820
Fifth Third Bancorp	118,021	4,974,585
First Republic Bank	34,822	7,300,781
KeyCorp	44,168	991,130
Regions Financial Corp.	595,986	13,558,682
Signature Bank	5,017	1,516,639
SVB Financial Group (b)	17,054	11,806,996
		51,322,276
Capital Markets - 5.2%
Affiliated Managers Group, Inc.	36,021	6,128,253
Ameriprise Financial, Inc.	51,169	14,818,542
Apollo Global Management LLC Class A	1,697	120,114
Cboe Global Markets, Inc.	2,432	313,582
Jefferies Financial Group, Inc.	308,262	11,584,486
LPL Financial	38,353	6,044,816
Morgan Stanley	102,178	9,688,518
MSCI, Inc.	11,278	7,098,937
NASDAQ, Inc.	66,247	13,463,378
Northern Trust Corp.	109,390	12,656,423
Raymond James Financial, Inc.	115,519	11,354,363
State Street Corp.	125,187	11,137,887
Stifel Financial Corp.	29,093	2,065,894
		106,475,193
Consumer Finance - 1.4%
Discover Financial Services	90,284	9,737,129
OneMain Holdings, Inc.	151,800	7,558,122
Synchrony Financial	182,528	8,175,429
Upstart Holdings, Inc.	13,779	2,823,179
		28,293,859
Insurance - 2.6%
Arch Capital Group Ltd. (b)	65,112	2,629,223
Arthur J. Gallagher & Co.	38,289	6,237,278
Assurant, Inc.	2,598	395,156
Brown & Brown, Inc.	77,849	5,014,254
Fidelity National Financial, Inc.	105,264	5,148,462
First American Financial Corp.	126,139	9,356,991
Hartford Financial Services Group, Inc.	29,954	1,979,959
Primerica, Inc.	28,574	4,204,664
Reinsurance Group of America, Inc.	48,298	4,583,963
W.R. Berkley Corp.	128,720	9,865,101
Willis Towers Watson PLC	18,616	4,204,237
		53,619,288
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	63,420	759,772
TOTAL FINANCIALS		240,470,388
HEALTH CARE - 12.1%
Biotechnology - 2.8%
Gilead Sciences, Inc.	70,915	4,888,171
Incyte Corp. (b)	168,713	11,425,244
Regeneron Pharmaceuticals, Inc. (b)	16,634	10,588,040
Sage Therapeutics, Inc. (b)	212,772	8,278,959
Sarepta Therapeutics, Inc. (b)	29,887	2,415,168
United Therapeutics Corp. (b)	43,629	8,267,696
Vertex Pharmaceuticals, Inc. (b)	54,529	10,193,651
		56,056,929
Health Care Equipment & Supplies - 2.3%
Abiomed, Inc. (b)	23,035	7,250,957
Edwards Lifesciences Corp. (b)	11,662	1,251,449
Figs, Inc. Class A	25,514	848,085
Hologic, Inc. (b)	186,509	13,937,818
IDEXX Laboratories, Inc. (b)	13,627	8,286,170
Insulet Corp. (b)	622	179,410
Novocure Ltd. (a)(b)	62,331	5,836,675
Quidel Corp. (b)	25,965	3,831,395
ResMed, Inc.	9,024	2,299,766
Zimmer Biomet Holdings, Inc.	20,792	2,486,723
		46,208,448
Health Care Providers & Services - 1.6%
Anthem, Inc.	26,154	10,624,539
Laboratory Corp. of America Holdings (b)	24,464	6,980,313
McKesson Corp.	16,186	3,508,477
Molina Healthcare, Inc. (b)	30,511	8,701,127
Quest Diagnostics, Inc.	20,610	3,064,295
		32,878,751
Health Care Technology - 1.5%
Cerner Corp.	196,523	13,845,045
Veeva Systems, Inc. Class A (b)	58,901	16,644,245
		30,489,290
Life Sciences Tools & Services - 2.9%
10X Genomics, Inc. (b)	7,989	1,220,799
Agilent Technologies, Inc.	118,432	17,871,389
Bio-Techne Corp.	4,784	2,258,192
Bruker Corp.	22,205	1,798,383
Illumina, Inc. (b)	6,564	2,398,026
Maravai LifeSciences Holdings, Inc.	8,287	380,705
Mettler-Toledo International, Inc. (b)	3,499	5,297,941
PerkinElmer, Inc.	21,179	3,857,967
QIAGEN NV (b)	80,688	4,448,329
Waters Corp. (b)	41,650	13,664,116
West Pharmaceutical Services, Inc.	13,890	6,148,547
		59,344,394
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (b)	65,713	7,877,017
Organon & Co.	60,263	1,761,487
Viatris, Inc.	917,720	11,297,133
		20,935,637
TOTAL HEALTH CARE		245,913,449
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.2%
Mercury Systems, Inc. (b)	222,933	10,912,570
Textron, Inc.	183,786	13,012,049
		23,924,619
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	74,473	9,057,406
Airlines - 0.6%
Alaska Air Group, Inc. (b)	155,157	7,535,975
Southwest Airlines Co. (b)	113,496	5,039,222
		12,575,197
Building Products - 1.5%
A.O. Smith Corp.	151,683	11,990,541
Fortune Brands Home & Security, Inc.	36,226	3,641,800
Owens Corning	83,085	7,048,931
Trane Technologies PLC	41,685	7,780,505
		30,461,777
Commercial Services & Supplies - 1.4%
Cintas Corp.	32,104	13,553,988
Republic Services, Inc.	119,249	15,771,873
		29,325,861
Electrical Equipment - 1.9%
Acuity Brands, Inc.	13,424	2,702,922
Emerson Electric Co.	24,946	2,191,257
Generac Holdings, Inc. (b)	12,151	5,118,487
nVent Electric PLC	188,189	6,554,623
Plug Power, Inc. (a)(b)	47,167	1,879,605
Regal Rexnord Corp. (a)	20,653	3,265,239
Rockwell Automation, Inc.	53,034	17,830,031
		39,542,164
Machinery - 2.0%
AGCO Corp.	83,538	9,206,723
Allison Transmission Holdings, Inc.	199,771	6,910,079
Cummins, Inc.	73,223	15,358,524
Dover Corp.	43,600	7,143,860
Ingersoll Rand, Inc.	16,585	967,569
		39,586,755
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	138,975	11,665,562
CACI International, Inc. Class A (b)	14,336	3,719,188
CoStar Group, Inc. (b)	152,112	11,828,229
Equifax, Inc.	14,503	4,041,261
IHS Markit Ltd.	46,461	5,938,645
Leidos Holdings, Inc.	76,487	6,723,972
Upwork, Inc. (b)	89,570	3,337,378
		47,254,235
Road & Rail - 1.5%
Kansas City Southern	7,323	2,129,895
Lyft, Inc. (b)	30,480	1,237,793
Old Dominion Freight Lines, Inc.	50,100	17,794,017
Ryder System, Inc.	49,286	4,094,681
XPO Logistics, Inc. (b)	70,627	5,116,220
		30,372,606
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	29,917	14,402,343
TOTAL INDUSTRIALS		276,502,963
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 0.9%
Ciena Corp. (b)	87,767	5,286,206
Juniper Networks, Inc.	398,629	12,409,321
		17,695,527
Electronic Equipment & Components - 2.0%
Corning, Inc.	93,451	3,466,098
Keysight Technologies, Inc. (b)	60,021	11,672,884
National Instruments Corp.	255,446	10,606,118
Vontier Corp.	192,634	6,069,897
Zebra Technologies Corp. Class A (b)	13,827	8,141,061
		39,956,058
IT Services - 4.0%
Akamai Technologies, Inc. (b)	31,993	3,605,611
Amdocs Ltd.	152,949	10,678,899
Cloudflare, Inc. (b)	36,459	6,863,042
EPAM Systems, Inc. (b)	25,631	15,597,745
FleetCor Technologies, Inc. (b)	31,737	6,573,685
Gartner, Inc. (b)	42,957	13,413,323
GoDaddy, Inc. (b)	184,353	12,936,050
MongoDB, Inc. Class A (b)	8,725	4,345,923
Okta, Inc. (b)	17,171	3,695,714
The Western Union Co.	285,680	4,519,458
		82,229,450
Semiconductors & Semiconductor Equipment - 3.5%
Allegro MicroSystems LLC (b)	76,284	2,382,349
Applied Materials, Inc.	73,131	10,764,152
Cirrus Logic, Inc. (b)	138,439	11,100,039
Marvell Technology, Inc.	2,686	191,163
Microchip Technology, Inc.	50,760	4,234,907
Monolithic Power Systems, Inc.	10,067	5,571,682
ON Semiconductor Corp. (b)	157,165	9,654,646
Qorvo, Inc. (b)	71,027	10,386,278
Semtech Corp. (b)	34,013	2,913,894
Synaptics, Inc. (b)	27,489	7,758,495
Universal Display Corp.	7,970	1,140,109
Xilinx, Inc.	27,042	6,177,745
		72,275,459
Software - 10.2%
Bill.Com Holdings, Inc. (b)	7,795	2,189,226
Black Knight, Inc. (b)	174,502	12,471,658
Cadence Design Systems, Inc. (b)	57,030	10,120,544
Citrix Systems, Inc.	91,902	7,391,678
Crowdstrike Holdings, Inc. (b)	43,150	9,369,591
Datadog, Inc. Class A (b)	30,368	5,414,311
DocuSign, Inc. (b)	70,547	17,379,959
Dropbox, Inc. Class A (b)	480,692	11,829,830
Fair Isaac Corp. (b)	9,830	3,471,268
Fortinet, Inc. (b)	56,498	18,763,551
HubSpot, Inc. (b)	11,615	9,372,260
Mandiant, Inc. (b)	487,757	8,277,236
NortonLifeLock, Inc.	7,760	192,836
Nuance Communications, Inc. (b)	13,058	724,588
Nutanix, Inc. Class A (b)	261,149	8,675,370
Palantir Technologies, Inc. (a)(b)	371,714	7,675,894
RingCentral, Inc. (b)	6,033	1,303,007
SS&C Technologies Holdings, Inc.	162,393	12,395,458
Synopsys, Inc. (b)	59,087	20,148,667
Teradata Corp. (a)(b)	241,972	10,506,424
The Trade Desk, Inc. (b)	61,714	6,382,462
Unity Software, Inc. (b)	16,571	2,856,675
VMware, Inc. Class A (b)	88,006	10,273,820
Zendesk, Inc. (b)	79,236	8,090,788
Zscaler, Inc. (b)	9,342	3,241,394
		208,518,495
Technology Hardware, Storage & Peripherals - 0.7%
NetApp, Inc.	154,157	13,701,474
TOTAL INFORMATION TECHNOLOGY		434,376,463
MATERIALS - 4.9%
Chemicals - 3.2%
CF Industries Holdings, Inc.	210,292	12,741,592
Corteva, Inc.	356,043	16,021,935
Dow, Inc.	91,295	5,014,834
Eastman Chemical Co.	80,004	8,343,617
FMC Corp.	123,415	12,364,949
NewMarket Corp.	7,138	2,364,819
The Chemours Co. LLC	252,652	7,503,764
		64,355,510
Construction Materials - 0.1%
Vulcan Materials Co.	10,278	1,969,676
Containers & Packaging - 0.8%
Ball Corp.	29,330	2,740,889
Sealed Air Corp.	55,293	3,434,801
WestRock Co.	205,489	8,916,168
		15,091,858
Metals & Mining - 0.7%
Alcoa Corp.	50,315	2,341,157
Nucor Corp.	54,250	5,764,605
Reliance Steel & Aluminum Co.	18,265	2,714,727
United States Steel Corp.	181,583	4,105,592
		14,926,081
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	43,623	2,850,763
TOTAL MATERIALS		99,193,888
REAL ESTATE - 8.4%
Equity Real Estate Investment Trusts (REITs) - 7.8%
American Homes 4 Rent Class A	313,761	12,578,678
Apartment Income (REIT) Corp.	9,638	489,225
Brixmor Property Group, Inc.	308,115	7,006,535
Camden Property Trust (SBI)	41,373	6,835,233
Crown Castle International Corp.	58,163	10,565,309
CubeSmart	102,318	5,516,987
Douglas Emmett, Inc.	40,480	1,326,530
Extra Space Storage, Inc.	32,081	6,416,200
First Industrial Realty Trust, Inc.	59,475	3,592,885
Gaming & Leisure Properties	110,349	4,978,947
Highwoods Properties, Inc. (SBI)	95,278	4,116,010
Hudson Pacific Properties, Inc.	44,977	1,094,740
Invitation Homes, Inc.	358,108	14,481,888
Kilroy Realty Corp.	11,710	755,646
Life Storage, Inc.	44,378	5,864,109
National Retail Properties, Inc.	127,038	5,602,376
National Storage Affiliates Trust	35,161	2,158,182
Public Storage	16,732	5,477,722
Realty Income Corp.	246,566	16,746,763
Rexford Industrial Realty, Inc.	77,743	5,448,229
SBA Communications Corp. Class A	46,484	15,981,199
Simon Property Group, Inc.	106,843	16,329,884
Sun Communities, Inc.	26,121	4,925,898
		158,289,175
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (b)	24,687	2,359,337
Opendoor Technologies, Inc. (a)(b)	517,274	8,193,620
Zillow Group, Inc. Class A (b)	35,396	1,915,278
		12,468,235
TOTAL REAL ESTATE		170,757,410
UTILITIES - 3.2%
Electric Utilities - 1.1%
Evergy, Inc.	7,022	444,493
Hawaiian Electric Industries, Inc.	80,716	3,066,401
IDACORP, Inc.	46,301	4,844,011
NRG Energy, Inc.	319,555	11,510,371
Xcel Energy, Inc.	46,510	2,964,082
		22,829,358
Gas Utilities - 0.2%
UGI Corp.	118,937	4,906,151
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	242,098	5,660,251
Multi-Utilities - 1.0%
DTE Energy Co.	55,037	5,962,709
MDU Resources Group, Inc.	153,333	4,175,258
NiSource, Inc.	11,126	272,698
Public Service Enterprise Group, Inc.	60,951	3,808,828
WEC Energy Group, Inc.	70,455	6,124,653
		20,344,146
Water Utilities - 0.6%
American Water Works Co., Inc.	66,735	11,249,519
TOTAL UTILITIES		64,989,425
TOTAL COMMON STOCKS (Cost $1,714,818,050)		2,009,854,167

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00% (Cost $322,102)	5,207	544,132

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	25,783,476	25,788,632
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	50,250,431	50,255,456
TOTAL MONEY MARKET FUNDS (Cost $76,044,088)		76,044,088

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $1,791,184,240)	2,086,442,387
NET OTHER ASSETS (LIABILITIES) - (2.5)% (e)	(50,319,535)
NET ASSETS - 100.0%	2,036,122,852

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	89	Dec 2021	24,085,180	43,741	43,741

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $1,350,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	46,707,893	58,033,586	78,952,847	5,589	-	-	25,788,632	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	51,103,309	127,795,693	128,643,546	13,348	-	-	50,255,456	0.2%
Total	97,811,202	185,829,279	207,596,393	18,937	-	-	76,044,088

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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